UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8620

The Milestone Funds

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

  Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Barbara Hope Gentile

Milestone Capital Management, LLC
115 East Putnam Avenue

Greenwich, CT 06830

(Name and address of agent for service)

Registrant's telephone number, including area code:   1-800-941-6453

Date of fiscal year end:  November 30, 2005

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments.

	The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Of Investments
FEBRUARY 28, 2005 (Unaudited)
($ in Thousands)
Principal			Value
Amount	Interest Rate	Maturity Date	(Note 1)

U.S. Government Obligations - 14.0%

U.S. Treasury Bills - 4.9%
$ 22,500	1.80%	3/10/05	$ 22,490
10,000	2.41%	3/24/05	9,984
10,000	1.94%	3/31/05	9,984
20,000	1.935%	4/14/05	19,953
10,000	2.03%	4/21/05	9,971
15,000	2.125%	4/28/05	14,949
7,500	2.53%	5/19/05	7,458
			94,789

U.S. Treasury Notes - 9.1%
55,000	1.625%	4/30/05	55,025
17,500	1.50%	7/31/05	17,464
12,500	6.50%	8/15/05	12,753
67,500	2.00%	8/31/05	67,499
15,000	1.625%	9/30/05	14,910
7,500	1.875%	12/31/05	7,432
			175,083

Total U.S. Government Obligations (amortized cost $269,872)			269,872

Repurchase Agreements - 86.1%

Barclays Capital Inc., dated 2/28/05, repurchase price $450,033 (Collateralized by: U.S. Treasury Bill: $192,331,
6/23/05, U.S. Treasury Notes: $267,607, 1.50%-5.50%, 7/31/05-5/15/09 ; aggregate market value $459,000)

450,000	2.61%	3/1/05	450,000

Credit Suisse First Boston LLC, dated 2/28/05, repurchase price $132,010 (Collateralized by: U.S. Treasury Notes:
$131,266, 1.125%-13.875%, 4/30/05-8/15/11; aggregate market value $134,641)

132,000	2.60%	3/1/05	132,000

Greenwich Capital Markets, Inc., dated 2/28/05, repurchase price $60,004 (Collateralized by: U.S. Treasury Notes:
$59,829, 1.50%-14.00%, 5/15/05-11/15/11; aggregate market value $61,202)

60,000	2.60%	3/1/05	60,000

HSBC Securities Inc., dated 2/28/05, repurchase price $205,015 (Collateralized by: U.S. Treasury Notes:
$198,661, 1.125% - 14.00%, 3/31/05-11/15/11; aggregate market value $209,105)

205,000	2.61%	3/1/05	205,000

	The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Portfolio Of Investments (Continued)
FEBRUARY 28, 2005 (Unaudited)
($ in Thousands)
Principal			Value
Amount	Interest Rate	Maturity Date	(Note 1)

Repurchase Agreements - 86.1% (Continued)

J.P. Morgan Securities Inc., dated 2/28/05, repurchase price $360,026 (Collateralized by: U.S. Treasury Notes:
$359,833, 1.125%-14.00%, 5/15/05-11/15/11; aggregate market value $367,205)

360,000	2.62%	3/1/05	$ 360,000

Merrill Lynch & Co., Inc., dated 2/28/05, repurchase price $65,005 (Collateralized by: U.S. Treasury Notes:
$65,460, 1.25%-13.875%, 4/30/05-8/15/11; aggregate market value $66,301)

65,000	2.50%	3/1/05	65,000

UBS Securities LLC, dated 2/28/05, repurchase price $385,428 (Collateralized by: U.S. Treasury Notes:
$396,372, 1.50%-3.50%, 7/31/05-12/15/09; aggregate market value $393,110)

385,400	2.61%	3/1/05	385,400

Total Repurchase Agreements (cost $1,657,400)			1,657,400

Total Investments (cost $1,927,272) (a)-100.1%			1,927,272
Liabilities in excess of other assets-(0.1)%			(1,748)
Net Assets-100.0%			$1,925,524

See selected note.

The cost stated also approximates the aggregate cost for Federal income tax purpose.

Valuation of Securities:
Securities in which the portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Repurchase Agreements:
The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the
Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Item 2.

Controls and Procedures.

(a)

The President and Secretary have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.

Exhibits.

(a)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Milestone Funds

By	/s/ Marc H. Pfeffer

               Marc H. Pfeffer, Chief Investment Officer

Date	April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc H. Pfeffer

             Marc H. Pfeffer, Chief Investment Officer

Date	April 22, 2005
By	/s/ Barbara Hope Gentile

             Barbara Hope Gentile, Chief Operating Officer

Date	April 22, 2005